Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were issued, and has determined that the following subsequent event exists:

●	Key Executive Employment Agreement – Joseph Sinkule, Chief Executive Officer - On October 24, 2024, Dr. Joseph Sinkule, the Company’s Chief Executive Officer, entered into a new three-year employment agreement with the Company. Pursuant to the Employment Agreement, Dr. Sinkule will receive an annual base salary of $360,000, and will receive an equity award of 1,000,000 options pursuant to the Company’s 2023 Incentive Plan. The options are valid for a period of three (3) years and have an exercise price equal to the closing price of the Company’s common stock on October 24, 2024. In addition, Dr. Sinkule will be eligible to participate in the Company’s annual bonus program for executives.

●	Teleost Biopharmaceuticals – On November 8, 2024, the Company and Teleost Biopharmaceuticals, LLC mutually agreed to terminate a Licensing Agreement dated January 28, 2023 granting the Company certain rights to develop and commercialize certain patent rights previously licensed to Teleost and know-how rights owned by Teleost in the field of gamma-melanocortins comprised of drug and peptide chemicals, API and pharmaceuticals that bind, affect, and potentially treat diseases directly or indirectly related to human MC1R receptors. The Company sought the termination of the Licensing Agreement since the licensed rights are no longer core to the Company’s business and research plans. This termination did not result in a financial impact for the Company.

●	Scientific Advisory Board – On November 11, 2024, the Company appointed an additional advisor to our Scientific Advisory Board with annual compensation of $36,000.

●	Convertible Promissory Note – On November 14, 2024, the Company signed a Securities Purchase Agreement (SPA) tied to a Convertible Promissory Note with Austria Capital LLC in the amount of $1.2 million with an original issue discount of 20%, or a net amount of $1,000,000 for the Company. The Note will be due in November 2025. On November 15, 2024, the Company received a subscription advance in the amount of $100,000. The Company expects to close the transaction by November 22, 2024.

NOTE 12 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were issued, and has determined that the following subsequent event exists:

●	On January 19, 2024, the Company entered into a Stock Purchase Agreement with an individual to sell 200,000 shares of the Company’s restricted common stock for $50,000 or $0.25 shares. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares have not been issued to the individual on May 22, 2024.

●	The Company’s S4 with Redwoods Acquisition Corp. was declared effective by the SEC on February 14, 2024. The required approval by the stockholders of Redwoods and the Company, approval by the Nasdaq Stock Market (“Nasdaq”) of the initial listing application of the combined company filed in connection with the Business Combination, and the fulfillment of other customary closing conditions is expected to be completed in Mayl 2024.

●	On February 29, 2024, the Company granted three individuals, two executives and an organization 9,900,000 unregistered shares of the Company’s Common stock for services performed for the Company. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares were valued at $43,560 or $0.0044 per share. The shares have not been issued to the individuals, executives or the university on May 22, 2024.

●	On March 1, 2024, the Company filed a Certificate of Designation with the State of Wyoming to authorize 160,000 shares of Series D Preferred Stock with a par value of $0.001. The Series D Preferred Stock shall earn cumulative cash dividend at the annual rate of 6.0% of the original purchase price per share. Each Series D Preferred Stock shall be converted into such number of fully paid and nonassessable shares of common stock as determined by (i) dividing the original issue price by the automatic conversion rate and (ii) and dividing by the result quotient of ten (10). Each share of Series D Preferred Stock shall automatically be converted into shares of the Company stock prior to the consummation of the Company’s SPAC transaction.

●	On March 4, 2024, the Company sold 50,000 shares of Series D Preferred Stock for $125,000 or $2.5 per share to an investor. In addition, the investor was granted 100,000 shares of =Series D Preferred Stock as a commitment fee and a warrant to purchase 1,500,000 shares of the Company’s unregistered common stock. The warrant has an excise price of $2.5 per share and expires on March 4, 2027. The Company will value the warrant using the Black-Scholes-Merton valuation model for estimating the fair value of call options.

●	On March 15, 2024, the Company signed a Management Consulting Services Agreement with an individual in exchange of 30,000 shares of Series B Preferred stock originally issued on November 1, 2021. On March 31, 2024, the Company cancelled the 30,000 shares of Series B Preferred Stock. The individual is granted a call option for 3,000,000 unregistered shares of the Company’s Common stock at a $30 acquisition price. The call option expires on March 15, 2029. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares were valued at $18,000 or $0.006 per share. The shares have not been issued to the individuals, executives or the university on May 22, 2024.

●	On March 15, 2024, the Company signed a Management Consulting Services Agreement to an individual for services to the Company. The individual is compensated with a call option for 1,000,000 unregistered shares of the Company’s Common stock at a $10 acquisition price. The call option expires on March 15, 2029. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares were valued at $6,000 or $0.006 per share. The shares have not been issued to the individuals, executives or the university on May 22, 2024.

●	On March 15, 2024, the Company signed a Management Consulting Services Agreement with a university for services to the Company. The university is compensated with a call option for 2,000,000 unregistered shares of the Company’s Common stock at a $20 acquisition price. The call option expires on March 15, 2029. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares were valued at $12,000 or $0.006 per share. The shares have not been issued to the individuals, executives or the university on May 22, 2024.

●	On March 25, 2024, the Company signed an Equity for Consulting Agreement with an individual to serve as the Company’s Chief Business Officer. The individual is compensated with 1,000,000 unregistered shares of the Company’s Common stock and $10,000 per month effective the first day of Company’s de-SPAC and public trading. The shares issued will be calculated on a post-reverse split basis. The Company has a planned 1-for-2500 reverse stock split of its common stock was not declared effective as of December 31, 2023 by FINRA to broker deals in the quotation system. The shares were valued at $6,700 or $.0067 per share. The shares have not been issued to the individual on May 22, 2024.

●	On March 27, 2024, the Company amended the December 1, 2023 license agreement with TransferTech Sherbooke to remove the equity compensation of $50,000 in unregistered shares of the Company’s common stock for a lump sum cash payment of $50,000 within 10 days after the pending merger with Redwoods Acquisition Corp. The December 1, 2023 license agreement with TransferTech Sherbooke contains the rights to develop and commercialize the technology of a “Needleless Syringe”. On March 31, 2024, the Company cancelled 50,000 authorized but unissued unregistered shares of the Company’s Common stock which were due under the agreement.

●	On March 28, 2024, the Company signed a Securities Purchase Agreement with an investor for a $1,300,000 convertible promissory note which will fund upon closing the business combination with Redwoods Acquisition Corp under the Company’s S-4 declared effective on February 14, 2024. The business combination is expected to close in May 2024. This convertible promissory note will mature 24 months after the aforementioned closing date. The interest on this note shall commence accruing on the original issuance date and shall be payable, at the Company’s option, either (i) in cash at 10% per annum or (ii) in freely tradable common shares (at the lower of the conversion price or 10% discount to the lowest of 5-day VWAP prior to the interest payment date) at 15% per annum. In addition, the convertible promissory note may be converted upon the aforementioned closing of the business combination at $9.00 per share; provided, however, the conversion price shall be subject to a conversion reset as set forth in this convertible note payable. The floor conversion price is the floor price that is in compliance with the requirements of the Nasdaq Stock Market LLC or another national exchange.

●	On March 28, 2024, the Company signed a Securities Purchase Agreement with an investor for a $700,000 convertible promissory note which will fund upon closing the business combination with Redwoods Acquisition Corp under the Company’s S-4 declared effective on February 14, 2024. The business combination is expected to close in May 2024. This convertible promissory note will mature 24 months after the aforementioned closing date. The interest on this note shall commence accruing on the original issuance date and shall be payable, at the Company’s option, either (i) in cash at 10% per annum or (ii) in freely tradable common shares (at the lower of the conversion price or 10% discount to the lowest of 5-day VWAP prior to the interest payment date) at 15% per annum. In addition, the convertible promissory note may be converted upon the aforementioned closing of the business combination at $9.00 per share; provided, however, the conversion price shall be subject to a conversion reset as set forth in this convertible note payable. The floor conversion price is the floor price that is in compliance with the requirements of the Nasdaq Stock Market LLC or another national exchange.

●	On April 22, 2024, the Company signed a $2,000,000 convertible promissory note with an investor. The convertible promissory note will mature on April 22, 2026. The note is expected to fund upon closing the business combination with Redwoods Acquisition Corp under the Company’s S-4 declared effective on February 14, 2024. The business combination is expected to close in May 2024.The interest on this note shall be payable, at the Company’s option, either (i) in cash at 10% per annum or (ii) in freely tradable Common Shares (at the lower of the conversion price or 10% discount to the lowest of 5-day VWAP prior to the interest payment date) at 15% per annum. In addition, the convertible promissory note may be converted upon the aforementioned closing of the business combination at $9.00 per share; provided, however, the conversion price shall be subject to a conversion reset as set forth in this convertible note payable. The floor conversion price is the floor price that is in compliance with the requirements of the Nasdaq Stock Market LLC or another national exchange.